Prepayments, accrued income and other assets (Details) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash collateral and margin receivables		£ 41,027	£ 39,125
Settlement accounts and Items in the course of transmission to other banks		4,680	15,142
Bullion		5,612	4,393
Prepayments and accrued income		2,426	2,521
Property, plant and equipment		176	819
Right-of-use assets		146	167
Employee benefit assets (Note 5)		74	51
Other accounts		2,809	3,531
Prepayments, accrued income and other assets	[1]	56,950	65,749
– prepayments, accrued income and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost		£ 50,003	£ 59,095

[1]	In 2023 ‘Items in the course of collection from other banks’ (£2,114m) were presented on the face of the balance sheet but are now reported within ‘Prepayments, accrued income and other assets’ in the Annual Report on Form 20-F. Similarly, ‘Items in the course of transmission to other banks’ (£2,116m) are now presented within ‘Accruals, deferred income and other liabilities’.